Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenues	$ 10,687,626	$ 9,126,082	$ 5,413,594
Cost of sales	6,265,803	4,951,013	2,879,546
Gross profit	4,421,823	4,175,069	2,534,048
Expenses
Advertising and promotion	235,243	133,726	46,789
Amortization	1,436,058	1,260,439	1,261,964
Bad debts	78,056	38,410	150,551
Foreign exchange	(397,940)	540,633	21,576
Interest, financing charges and accretion	2,127,429	1,205,657	1,912,553
Maintenance and operations	984,171	942,370	1,001,161
Office and miscellaneous	884,896	869,732	963,460
Professional fees and consulting	1,780,545	2,395,170	2,366,030
Share-based compensation	130,000	0	0
Travel	103,369	154,043	214,065
Total Expenses	7,361,827	7,540,180	7,938,149
Loss before other items	(2,940,004)	(3,365,111)	(8,203,072)
Other items
Loss on extinguishment of debt	0	0	(393,026)
Impairment of intangible assets	(1,056,716)	0	0
Impairment of property and equipment	(393,478)	(441,292)	(1,306,767)
Impairment of advances and loans receivable	0	0	(224,975)
Write-off of VAT receivable	0	0	(48,735)
Gain (loss) on net monetary position	(118,821)	318,659	(711,090)
Total other income (expenses)	(1,569,015)	(122,633)	144,378
Net loss before income taxes	(4,509,019)	(3,487,744)	(8,088,694)
Current income tax expense	(85,269)	(186,560)	(380,863)
Deferred income tax recovery	0	0	322,289
Net loss	(4,594,288)	(3,674,304)	(8,147,268)
Other comprehensive income:
Foreign exchange translation adjustment	1,139,917	508,446	(327,696)
Comprehensive loss	(3,454,371)	(3,165,858)	(8,474,964)
Net loss attributable to:
Shareholders of the Company	(4,185,480)	(2,364,633)	(4,977,237)
Non-controlling interest	(408,808)	(1,309,671)	(3,170,031)
Net loss	(4,594,288)	(3,674,304)	(8,147,268)
Other comprehensive income attributable to:
Shareholders of the Company	1,016,895	373,945	(155,147)
Non-controlling interest	123,022	134,501	(172,549)
Other comprehensive income	$ 1,139,917	$ 508,446	$ (327,696)
Loss per common share - basic and diluted	$ (0.05)	$ (0.04)	$ (0.13)
Weighted average common shares outstanding	97,423,247	93,867,588	63,389,446